Revenues Derived from Major Customers in Percentages of Total Revenue (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Yahoo
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue derived from major customer	9.00%		6.00%
Google
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue derived from major customer	28.00%	44.00%	28.00%